Restatement - Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (109,130)	$ (56,754)
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization	132,644	79,713
Share-based compensation	45,632	29,361
Non-cash bonus		1,518
Non-cash interest expense	44,859	6,590
Unrealized gain on changes in fair value of biological assets	(465,180)	(224,610)
Realized fair value amounts included in inventory sold	365,642	149,586
Impairment loss	14,573	23,659
(Gain)/loss on sale of property, plant and equipment	3,333	550
Deferred taxes	19,214	11,720
(Gain)/loss on investment	2,974	(37,566)
Changes in operating assets and liabilities
Accounts receivable	(29,402)	5,956
Biological assets	80,414	55,707
Inventories	(185,607)	(92,384)
Prepaid expenses and other current assets	(24,902)	4,748
Other assets	5,641	(17,702)
Accounts payable	(10,298)	9,958
Income taxes payable	59,768	57,753
Accrued expenses	15,709	4,552
Net cash provided (used) in operating activities	(33,964)	12,355
Cash flows from investing activities:
Purchases of property and equipment	(171,955)	(126,273)
Proceeds from sale of entity	29,828	1,004
Payments made on completion on acquisitions	(37,820)	(59,695)
Prepayment for acquisition consideration		(7,500)
Amounts advanced for notes receivable		(4,646)
Net cash used in investing activities	(163,974)	(197,110)
Cash flows from financing activities:
Cash received from financing agreement	531,093	186,235
Proceeds from sale leaseback	24,419	42,466
Minority buyouts	(1,190)	(2,508)
Lease liability payments	(52,775)	(26,762)
Cash received in private placement		24,552
Principal payments on notes payable	(366,749)	(2,920)
Exercise of stock options	3,157	3,013
Net cash provided by financing activities	424,800	224,076
Net change in cash	226,862	39,321
Cash at beginning of period	73,542	42,310
Cash held for sale		(8,089)
Cash at end of period	299,329	73,542
Previously Reported
Cash flows from operating activities:
Net loss		(61,328)
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization		88,466
Share-based compensation		29,361
Non-cash bonus		1,518
Non-cash interest expense		6,590
Unrealized gain on changes in fair value of biological assets		(224,610)
Realized fair value amounts included in inventory sold		149,586
Impairment loss		23,659
(Gain)/loss on sale of property, plant and equipment		550
Deferred taxes		7,541
(Gain)/loss on investment		(37,566)
Changes in operating assets and liabilities
Accounts receivable		5,956
Biological assets		55,707
Inventories		(92,384)
Prepaid expenses and other current assets		4,748
Other assets		(17,702)
Accounts payable		9,958
Income taxes payable		57,753
Accrued expenses		4,552
Net cash provided (used) in operating activities		12,355
Cash flows from investing activities:
Purchases of property and equipment		(126,273)
Proceeds from sale of entity		1,004
Payments made on completion on acquisitions		(59,695)
Prepayment for acquisition consideration		(7,500)
Amounts advanced for notes receivable		(4,646)
Net cash used in investing activities		(197,110)
Cash flows from financing activities:
Cash received from financing agreement		186,235
Proceeds from sale leaseback		42,466
Minority buyouts		(2,508)
Lease liability payments		(26,762)
Cash received in private placement		24,552
Principal payments on notes payable		(2,920)
Exercise of stock options		3,013
Net cash provided by financing activities		224,076
Net change in cash		39,321
Cash at beginning of period	$ 73,542	42,310
Cash held for sale		(8,089)
Cash at end of period		73,542
Adjustment
Cash flows from operating activities:
Net loss		4,574
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization		(8,753)
Deferred taxes		$ 4,179